BOYAR VALUE FUND INC
BOYAR VALUE FUND INC
Investment Objective:
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and beginning on page 16 of the Fund’s prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BOYAR VALUE FUND INC
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Load (as a percentage of original purchase price)	1.00%
Maximum Sales Load Imposed on Reinvested Dividends	none
Redemption Fee (Redemptions made by wire transfer are subject to a $10.00 fee)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BOYAR VALUE FUND INC
Management and Adviser Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.56%
Underlying or Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		2.84%
Fee Waiver and Expense Reimbursement	[2]	(1.06%)
Total Annual Fund Operating Expenses After Fee Waiver		1.78%
[1]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or acquired funds.
[2]	Ladenburg Thalmann Fund Management LLC (the Manager), Boyar Asset Management, Inc. (the Adviser) and Ladenburg Thalmann & Co. Inc. (the Distributor) have agreed to waive a portion of their management, advisory, and distribution fees and reimburse certain expenses of the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds business) to the extent necessary to limit the Funds total annual operating expenses (other than those attributable to Underlying or Acquired Fund Fees and Expenses) to 1.75% of the Funds average daily net assets (the expense limitation). The Manager, the Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years after the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Funds expense ratio is less than the expense limitation. The Manager, the Adviser and the Distributor have agreed to maintain this expense limitation through at least April 30, 2014.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BOYAR VALUE FUND INC	672	1,241	1,835	3,436

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

Under normal market conditions, the Fund invests primarily in equity securities that are believed by the Adviser to be intrinsically undervalued. Intrinsic value, as the Adviser defines it, is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business.

The Adviser believes that stock market prices often fail to accurately reflect the underlying intrinsic value of companies. To find undervalued stocks, the Adviser evaluates a company and its assets as any acquisition-minded business executive would. The Adviser takes the company's balance sheet, tears it apart, and reconstructs it in accordance with economic reality - as opposed to generally accepted accounting principles. Economic reality, according to the Adviser, is the result when you tear a company’s balance sheet apart and find hidden or undervalued assets. If the Adviser determines that it would purchase the assets of a company at a significant discount to intrinsic value, the Adviser believes that after a reasonable period of time, either the stock market will accurately reflect those values, or the assets of the company will be acquired by a third party.

The Adviser utilizes a “buy and hold” investment strategy, which reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. A long-term orientation may seem stodgy, but this approach is as important to investment success as picking the right stocks at the right price and at the right time. Holding the equity of good companies purchased at bargain prices provides the opportunity for appreciation without the return-eroding effects of commissions and capital gains taxes. The Adviser employs a variety of different investment strategies and techniques to uncover opportunities for the Fund. The Fund has no policy regarding the minimum or maximum market capitalization of companies in which it may invest.

Principal Risks of Investing in the Fund:

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Further risks associated with an investment in the Fund may arise from the Fund's investment in the securities of small- and mid-capitalization companies. Stocks of small- and mid-capitalization companies are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

Market Risk. Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, fluctuations due to a company's earnings, economic conditions, a decline in the market generally, and other factors beyond the control of the Adviser. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. We cannot give you any assurance that the Adviser's investment strategy will succeed.

Small- and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general. Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater then its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Past Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.boyarvalue.com or by calling 1-800-266-5566.

The 5% sales charge is not reflected in the bar chart; if reflected, returns would be lower than those shown.

Annual Total Returns as of December 31 Each Year

During the period shown in the bar chart, the highest return for a quarter was 20.71% (quarter ended 06/30/09) and the lowest return for a quarter was (23.39)% (quarter ended 12/31/08).
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns BOYAR VALUE FUND INC		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
BOYAR VALUE FUND INC	[1]	Return Before Taxes	14.13%	0.86%	4.74%	4.69%	May 5, 1998
BOYAR VALUE FUND INC Return After Taxes on Distributions	[1][2]		14.07%	0.74%	4.38%	4.31%
BOYAR VALUE FUND INC Return After Taxes on Distributions and Sale of Fund Shares	[1]		9.25%	0.70%	4.04%	3.98%
S&P 500 Index			16.00%	1.66%	7.10%	3.56%
[1]	The performance of the Fund reflects a 5.00% sales charge.
[2]	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

This table illustrates total returns from a hypothetical investment in the Fund. These returns are compared to the S & P 500 Index for the same periods. The S & P 500 Index is included to allow an investor to compare the Fund’s returns against an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. The performance of the indices includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income Taxes. A shareholder cannot invest directly in an index.

The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	BOYAR VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001041003
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	boyax
Document Creation Date	dei_DocumentCreationDate	May 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 8, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
BOYAR VALUE FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOYAR VALUE FUND INC
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and beginning on page 16 of the Fund’s prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place for one year only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in equity securities that are believed by the Adviser to be intrinsically undervalued. Intrinsic value, as the Adviser defines it, is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business.

The Adviser believes that stock market prices often fail to accurately reflect the underlying intrinsic value of companies. To find undervalued stocks, the Adviser evaluates a company and its assets as any acquisition-minded business executive would. The Adviser takes the company's balance sheet, tears it apart, and reconstructs it in accordance with economic reality - as opposed to generally accepted accounting principles. Economic reality, according to the Adviser, is the result when you tear a company’s balance sheet apart and find hidden or undervalued assets. If the Adviser determines that it would purchase the assets of a company at a significant discount to intrinsic value, the Adviser believes that after a reasonable period of time, either the stock market will accurately reflect those values, or the assets of the company will be acquired by a third party.

The Adviser utilizes a “buy and hold” investment strategy, which reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. A long-term orientation may seem stodgy, but this approach is as important to investment success as picking the right stocks at the right price and at the right time. Holding the equity of good companies purchased at bargain prices provides the opportunity for appreciation without the return-eroding effects of commissions and capital gains taxes. The Adviser employs a variety of different investment strategies and techniques to uncover opportunities for the Fund. The Fund has no policy regarding the minimum or maximum market capitalization of companies in which it may invest.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Further risks associated with an investment in the Fund may arise from the Fund's investment in the securities of small- and mid-capitalization companies. Stocks of small- and mid-capitalization companies are more likely to experience higher price volatility and may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to).

Market Risk. Every investment carries some market risk. In addition to the risks described below, investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidity, fluctuations due to a company's earnings, economic conditions, a decline in the market generally, and other factors beyond the control of the Adviser. Accordingly, the value of an investment in the Fund will fluctuate over time. An investment in the Fund should be part of an overall investment strategy. Before investing, please consider the following special risks in determining the appropriateness of an investment in the Fund. We cannot give you any assurance that the Adviser's investment strategy will succeed.

Small- and Medium-Sized Companies. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability, and, thus, their market prices may be more volatile than securities of larger, more established companies or the market in general. Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

Related Transactions. The Fund may purchase securities that have been researched by Asset Analysis Focus (published by a related entity of the Adviser). However, the Fund will acquire securities featured for the first time in Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater then its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.boyarvalue.com or by calling 1-800-266-5566.

The 5% sales charge is not reflected in the bar chart; if reflected, returns would be lower than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance the Fund from year to year and by showing how the Funds average annual returns for one, five and ten years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-266-5566
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boyarvalue.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 20.71% (quarter ended 06/30/09) and the lowest return for a quarter was (23.39)% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the Fund reflects a 5.00% sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The performance of the indices includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income Taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the additional impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

This table illustrates total returns from a hypothetical investment in the Fund. These returns are compared to the S & P 500 Index for the same periods. The S & P 500 Index is included to allow an investor to compare the Fund’s returns against an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. The performance of the indices includes reinvestment of dividends and capital gains, however, it does not include any expenses or a deduction for federal income Taxes. A shareholder cannot invest directly in an index.

The Fund’s average annual total returns after taxes on distributions and redemptions may exceed average annual total returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

BOYAR VALUE FUND INC | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
BOYAR VALUE FUND INC | BOYAR VALUE FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,436
Annual Return 2003	rr_AnnualReturn2003	25.90%
Annual Return 2004	rr_AnnualReturn2004	5.87%
Annual Return 2005	rr_AnnualReturn2005	0.11%
Annual Return 2006	rr_AnnualReturn2006	19.72%
Annual Return 2007	rr_AnnualReturn2007	(4.70%)
Annual Return 2008	rr_AnnualReturn2008	(38.95%)
Annual Return 2009	rr_AnnualReturn2009	26.61%
Annual Return 2010	rr_AnnualReturn2010	18.05%
Annual Return 2011	rr_AnnualReturn2011	0.17%
Annual Return 2012	rr_AnnualReturn2012	20.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.86%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.74%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1998	[3]
BOYAR VALUE FUND INC | BOYAR VALUE FUND INC | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.07%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.74%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	4.38%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[3],[4]
BOYAR VALUE FUND INC | BOYAR VALUE FUND INC | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.25%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.04%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[3]

[1]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or acquired funds.
[2]	Ladenburg Thalmann Fund Management LLC (the Manager), Boyar Asset Management, Inc. (the Adviser) and Ladenburg Thalmann & Co. Inc. (the Distributor) have agreed to waive a portion of their management, advisory, and distribution fees and reimburse certain expenses of the Fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Funds business) to the extent necessary to limit the Funds total annual operating expenses (other than those attributable to Underlying or Acquired Fund Fees and Expenses) to 1.75% of the Funds average daily net assets (the expense limitation). The Manager, the Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years after the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Funds expense ratio is less than the expense limitation. The Manager, the Adviser and the Distributor have agreed to maintain this expense limitation through at least April 30, 2014.
[3]	The performance of the Fund reflects a 5.00% sales charge.
[4]	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.